Goodwill (Details) - Schedule of Movement in Goodwill - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill - Schedule of Movement in Goodwill [Line Items]
Balance at December 31	$ 3,484,303	$ 3,024,983
Acquisitions through business combinations	20,855
Effect of exchange differences on the translation into presentation currency	(551,489)	294,578
Hyperinflation adjustments	126,953	164,742
Balance at December 31	3,080,622	3,484,303
At cost [member]
Goodwill - Schedule of Movement in Goodwill [Line Items]
Balance at December 31	3,485,320	3,026,000
Acquisitions through business combinations	20,855
Effect of exchange differences on the translation into presentation currency	(551,489)	294,578
Hyperinflation adjustments	126,953	164,742
Balance at December 31	3,081,639	3,485,320
Impairment [Member]
Goodwill - Schedule of Movement in Goodwill [Line Items]
Balance at December 31	(1,017)	(1,017)
Acquisitions through business combinations
Effect of exchange differences on the translation into presentation currency
Hyperinflation adjustments
Balance at December 31	$ (1,017)	$ (1,017)